Intangible assets (Detail Textuals) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 69,371	$ 68,544
Depletion expense	$ 0	$ 371,327